Shareholders' Equity (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Amortization of Net Loss [Member]
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Total before income taxes	$ (8.0)	$ (5.9)
Amortization of Prior Service Credit [Member]
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Total before income taxes	4.5	4.5
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Total before income taxes	(3.5)	(1.4)
Income tax benefit	0.7	0.5
Total reclassifications for the period, net of income taxes	$ (2.8)	$ (0.9)